Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Disclosure of detailed information about remuneration of key management

	For the period ended
	December 31
(in EUR 000)	2022	2021
Short-term remuneration & compensation	777	556
Post-employement benefits	29	20
Share based payment	118	117
Total	924	693

Disclosure of detailed information about transactions with related parties

	For the period ended December 31, 2022			For the period ended December 31, 2021
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	2,021	—	—	2,050	—	—
MINV SA	—	60	—	—	120	—
Donald Deyo	—	—	21	—	—	41
Robert Taub	—	—	76	—	—	58
Kevin Rakin	—	—	48	—	—	38
Pierre Gianello	—	—	42	—	—	22
Jan Janssen	—	—	12	—	—	35
Jurgen Hambrecht	—	—	46	—	—	28
Rita Mills	—	—	47	—	—	7
Giny Kirby	—	—	28	—	—	—
Raymond Cohen	—	—	23	—	—	—
Total	2,021	60	343	2,050	120	229
Amounts outstanding at year-end	1,243	60	95	565	60	47